CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	¥ (259,297)	$ (37,714)	¥ (285,684)	¥ (265,084)
Adjustments to reconcile net loss to net cash generated from (used in) operating activities:
Share-based compensation (note 23)	11,139	1,620	11,641	8,400
Depreciation of property, plant and equipment (note 10)	40,855	5,942	83,224	117,051
Amortization of intangible assets (note 12)	4,161	605	6,229	10,760
Amortization of prepaid land lease payments (note 11)	9,610	1,398	5,256	1,195
(Income)loss from equity method investments	20,747	3,018	(1,454)	(616)
Loss/ (gains) on disposal of long-lived assets	(4,711)	(685)	31,437	7,619
Deferred tax expense (benefits)	7,502	1,091	12,703	22,115
Allowance for doubtful accounts, net	10,605	1,542	14,840	23,446
Impairment of long-lived assets	5,433	790	28,600	61,124
Impairment of Inventories	1,702	248	0	0
Changes in fair value of derivatives	0	0	0	(713)
Interest and consultation expenses	46,232	6,724	125,290	0
Gains on disposal of subsidiaries (note 4)	(3,341)	(486)	(58,913)	0
Gains from disposal of an equity method investment (note 15)	(48,019)	(6,984)	0	0
Gains from revaluation of previously held equity interests (note 4)	(28,846)	(4,195)	0	0
Changes in operating assets and liabilities net of effects of acquisition and disposals:
Accounts receivable	48,384	7,037	43,406	9,922
Prepayments and other current assets	(9,876)	(1,436)	(4,205)	(36,545)
Inventories	1,803	262	(554)	(1,923)
Other non-current assets	41,081	5,975	7,057	14,249
Deposits for land use rights	0	0	(11,379)	(13,225)
Accounts payable	530	77	5,057	6,967
Accrued expenses and other liabilities	51,879	7,545	11,234	(12,758)
Deferred revenue	13,269	1,930	3,022	1,791
Income tax payable	(45,719)	(6,650)	(6,504)	(34,991)
Accrued unrecognized tax benefit	46,286	6,732	6,429	3,138
Net cash (used in) generated from operating activities	(38,591)	(5,614)	26,732	(78,078)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of short-term investments	(252,250)	(36,688)	0	0
Redemption of short-term investments	202,250	29,416	0	0
Prepayment for operating license	0	0	(6,705)	(3,025)
Disposal of short-term investment	0	0	0	60,000
Investments in equity method investees	(15,000)	(2,182)	(97,799)	0
Prepayments in long-term investments	0	0	0	(181,500)
Acquisitions of business, net of cash acquired (note 4)	(528,740)	(76,902)	0	26,198
Disposals of subsidiaries, net of cash disposed (note 4)	0	0	(17,528)	0
Acquisitions of property, plant and equipment	(165,596)	(24,085)	(91,260)	(78,920)
Acquisitions of intangible assets	(1,779)	(259)	(749)	(960)
Deposits for the purchases of property, plant and equipment	(598,800)	(87,092)	(197,843)	(39,068)
Refund from deposits for the purchases of property, plant and equipment	9,844	1,432	42,640	0
Advance from disposal of associate company	0	0	0	12,999
Proceeds from disposal of an equity method investment (note 15)	212,855	30,958	0	0
Proceeds from disposal of property, plant and equipment	112,955	16,429	38,103	11,951
Proceeds from disposal of intangible assets	2,563	373	0	0
Proceeds from principal portion of direct financing leases	9,717	1,413	61,904	108,121
Net investment in direct financing leases	0	0	(50,000)	0
Cash distribution from equity method investments (note 15)	11,626	1,691	6,227	9,357
Net cash used in investing activities	(1,000,355)	(145,496)	(313,010)	(74,847)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from short-term bank borrowings	726,746	105,701	292,847	497,577
Proceeds from long-term bank and other borrowings	472,607	68,738	280,459	16,500
Proceeds from private offerings of subsidiary shares (note 1)	0	0	0	139,972
Proceeds from long-term investment advance (note 1)	0	0	0	528,896
Borrowings from related parties (note 24)	174,314	25,353	350,969	0
Repayment of secured borrowings	(243,268)	(35,382)	(81,000)	(86,000)
Refund of deposit for marketable securities	0	0	2,156	3,661
Deposit for marketable securities (note 19)	0	0	(22,557)	0
Repayment of short-term bank and other borrowings	(864,251)	(125,700)	(317,867)	(691,261)
Repayment of long-term bank and other borrowings	(504,792)	(73,419)	(87,387)	(201,048)
Redemption of mandatorily redeemable noncontrolling interests (note 1)	0	0	(97,106)	0
Payment for interest and consultation expenses	0	0	(143,415)	0
Dividends paid to ordinary shareholders	0	0	0	(285,829)
Repurchase of ordinary shares	0	0	0	(30,402)
Purchase of subsidiary shares from noncontrolling interests	(58,314)	(8,481)	0	(12,130)
Proceeds from sales of subsidiary shares to noncontrolling interests	0	0	0	2,142
Capital injection from a noncontrolling interests in a subsidiary	0	0	12,800	0
Proceeds from issuance of contingently redeemable noncontrolling interests of a subsidiary	1,500,000	218,166		174,000
Net cash (used in) generated from financing activities	1,203,042	174,976	189,899	(117,922)
Effect of foreign exchange rate changes on cash and cash equivalent and restricted cash	459	67	157	(11,240)
Net (decrease) increase in cash	164,555	23,933	(96,222)	(282,087)
Cash and cash equivalents and restricted cash at beginning of the year	662,177	96,310	758,399	1,040,486
Cash and cash equivalents and restricted cash at end of the year	826,732	120,243	662,177	758,399
Reconciliation of cash and cash equivalents and restricted cash to the consolidated balance sheets
Cash and cash equivalents	404,742	58,867	98,191	189,905
Restricted cash, current portion	421,990	61,376	563,986	518,494
Restricted cash, non-current portion	0	0	0	50,000
Total cash and cash equivalents and restricted cash	662,177	96,310	758,399	1,040,486
Supplemental schedule of major cash flows information:
Income tax paid	(36,559)	(5,317)	(21,581)	(60,639)
Interest paid	(59,492)	(8,653)	(89,959)	(81,486)
Supplemental schedule of major non-cash activities:
Acquisition of Beijing Century Friendship and BPMC through utilization of prepayment for investment (note 4)	0	0	0	100,600
Acquisition of investment in Guofu Huimei through utilization of prepayment of long-term investment (note 1)	0	0	174,000	0
Acquisition of investment in CMCC included in accrued expense and other liabilities (note 18)	0	0	116,939	0
Acquisition of property, plant and equipment, construction in progress and other intangible assets through utilization of deposits	205,816	29,935	4,914	19,424
Acquisition of property, plant and equipment, construction in progress and other intangible assets through utilization included in accrued expense and other liabilities	22,747	3,308	42,067
Mandatorily redeemable noncontrolling interest through advance from long-term investment	¥ 0	$ 0	¥ 521,396	¥ 0